Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related-party transactions
Key management compensation

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Short-term employee benefits	3,533	5,071	4,661
Post-employment benefits	418	476	446
Share-based compensation	3,051	3,571	3,251
Total compensation	7,002	9,118	8,358